Expense Example {- Investor Freedom® 2005 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2005 Portfolio - VIP Investor Freedom 2005 Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567